ACQUISITION COSTS	3 Months Ended
Mar. 31, 2014
ACQUISITION COSTS
3.	ACQUISITION COSTS

Vapestick Holdings Limited

The assets and liabilities of Vapestick shown below are based on preliminary estimates of their acquisition date fair values. The following is the Company’s assignment of the aggregate consideration:

Fair Value of Consideration Transferred
Cash	$5,804,240
Issuance of shares of common stock	48,974,558

$54,778,798

Assets Acquired and Liabilities Assumed
Cash	$136,165
Accounts receivable	212,331
Inventory	234,656
Prepaid inventory	100,548
Furniture and equipment	47,772
Tradename	4,098,000
Customer Relationships	6,591,000
Accounts payable and accrued expenses	(221,210)
Revolving line of credit	(330,322)
Long-term debt	(45,577)
Other liabilitities	(72,994)

Total identifiable net assets	10,750,369
Goodwill	44,028,429

Total fair value of consideration	$54,778,798

FIN Electronic Cigarette Corporation, Inc.

On February 28, 2014, the Company completed its acquisition of FIN.

The assets and liabilities of FIN shown below are based on preliminary estimates of their acquisition date fair values. The following is the Company’s assignment of the aggregate consideration:

Estimated Fair Value of Consideration Transferred
Cash	$10,000,000
Issuance of shares of common stock	108,600,000
Short term promissory note	15,000,000

$133,600,000

Assets Acquired and Liabilities Assumed
Cash	$177,786
Accounts receivable	1,730,151
Inventory	18,045,580
Prepaids and other current assets	990,289
Furniture and equipment	1,230,774
Tradename	20,375,000
Customer Relationships	47,280,000
Accounts payable and accrued expenses	(2,484,203)
Other liabilitities	(11,134,042)

Total identifiable net assets	76,211,335
Goodwill	57,388,665

Total fair value of consideration	$133,600,000

If the FIN Registration Statement is not filed by the Filing Date or declared effective by the Required Effective Date, the Company is required to pay partial liquidated damages to the FIN Shareholders in cash in the amount equal to $2,170,000, 2% of the value of the Merger Shares on the Closing Date, which was $108,600,000, for each 30-day period for which the Company is non-compliant.

The acquisition date amounts for Vapestick and FIN are based upon management’s estimate of the fair values using valuation techniques including income, cost and market approaches. In estimating the fair value of the acquired assets and assumed liabilities, the fair value estimates are based on, but not limited to, expected future revenue and cash flows, expected future growth rates, and estimated discount rates. The customer relationships are being amortized over an estimated useful life of 5 to 10 years. Tradenames are being amortized over an estimated useful life of 15 years. Goodwill is calculated as the excess of the consideration transferred over the fair value of the identifiable net assets acquired and liabilities assumed, and represents the future economic benefits expected to arise from other intangible assets acquired that do not qualify for separate recognition, including assembled workforce, as well as expected future synergies. We expect that goodwill will not be deductible for tax purposes.

The allocation of the purchase price for our acquisitions of Vapestick and FIN is considered preliminary as the Company is in the process of finalizing the purchase price allocation amounts received from its third party valuation specialist given the proximity of these acquisitions to March 31, 2014. With regard to Vapestick, the Company is completing the evaluation of opening balance sheet tax amounts. With regard to FIN, the Company is completing the evaluation of opening balance sheet identifiable intangibles and tax amounts.

The Company’s consolidated results of operations for the three months ended March 31, 2014 include the results of Vapestick and FIN since January 9, 2014 and February 28, 2014, respectively. The following table sets forth the unaudited pro forma results of operations assuming that the acquisitions occurred on January 1, 2013:

	Unaudited Pro Forma Information Three Months Ended
	March 31, 2014	March 31, 2013
Revenue	5,829,094	18,796,309
Income (loss) from operations	(59,702,513)	(368,966)